Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

October 31, 2019

RW36-QTLY-1219
1.858599.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	15,895	$164,832
Fidelity Series Blue Chip Growth Fund (a)	20,864	289,590
Fidelity Series Commodity Strategy Fund (a)	161,907	757,725
Fidelity Series Growth Company Fund (a)	32,721	583,094
Fidelity Series Intrinsic Opportunities Fund (a)	43,561	701,330
Fidelity Series Large Cap Stock Fund (a)	41,373	621,840
Fidelity Series Large Cap Value Index Fund (a)	13,290	176,095
Fidelity Series Opportunistic Insights Fund (a)	17,370	321,352
Fidelity Series Small Cap Discovery Fund (a)	7,076	81,514
Fidelity Series Small Cap Opportunities Fund (a)	19,183	253,794
Fidelity Series Stock Selector Large Cap Value Fund (a)	37,908	477,641
Fidelity Series Value Discovery Fund (a)	25,692	339,910
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,720,430)		4,768,717

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	9,567	104,187
Fidelity Series Emerging Markets Fund (a)	14,792	140,225
Fidelity Series Emerging Markets Opportunities Fund (a)	64,645	1,253,463
Fidelity Series International Growth Fund (a)	54,130	924,004
Fidelity Series International Small Cap Fund (a)	12,870	215,065
Fidelity Series International Value Fund (a)	95,999	942,714
Fidelity Series Overseas Fund (a)	26,397	269,249
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,711,767)		3,848,907

Bond Funds - 45.5%
Fidelity Series Emerging Markets Debt Fund (a)	15,908	150,014
Fidelity Series Floating Rate High Income Fund (a)	3,468	31,903
Fidelity Series High Income Fund (a)	17,272	163,394
Fidelity Series Inflation-Protected Bond Index Fund (a)	194,436	1,961,860
Fidelity Series International Credit Fund (a)	455	4,754
Fidelity Series Investment Grade Bond Fund (a)	593,958	6,901,792
Fidelity Series Long-Term Treasury Bond Index Fund (a)	57,490	568,004
Fidelity Series Real Estate Income Fund (a)	9,282	105,072
TOTAL BOND FUNDS
(Cost $9,489,562)		9,886,793

Short-Term Funds - 14.9%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	2,589,557	2,589,557
Fidelity Series Short-Term Credit Fund (a)	64,266	648,442
TOTAL SHORT-TERM FUNDS
(Cost $3,229,519)		3,237,999
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,151,278)		21,742,416
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,813)
NET ASSETS - 100%		$21,732,603

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$173,486	$10,096	$22,114	$--	$(2,104)	$5,468	$164,832
Fidelity Series Blue Chip Growth Fund	301,123	42,637	21,095	30,289	(1,680)	(31,395)	289,590
Fidelity Series Canada Fund	102,025	4,545	2,473	--	18	72	104,187
Fidelity Series Commodity Strategy Fund	731,122	39,542	14,742	6,567	(272)	2,075	757,725
Fidelity Series Emerging Markets Debt Fund	150,896	8,200	3,518	2,185	(74)	(5,490)	150,014
Fidelity Series Emerging Markets Fund	122,371	19,860	2,970	--	(131)	1,095	140,225
Fidelity Series Emerging Markets Opportunities Fund	1,080,413	160,382	27,429	--	(128)	40,225	1,253,463
Fidelity Series Floating Rate High Income Fund	31,313	1,741	743	452	(5)	(403)	31,903
Fidelity Series Government Money Market Fund 1.89%	2,542,683	171,084	124,210	13,576	--	--	2,589,557
Fidelity Series Growth Company Fund	605,182	28,113	56,019	--	(955)	6,773	583,094
Fidelity Series High Income Fund	158,549	9,137	3,766	2,693	(3)	(523)	163,394
Fidelity Series Inflation-Protected Bond Index Fund	1,766,627	228,192	43,334	1,657	(158)	10,533	1,961,860
Fidelity Series International Credit Fund	4,637	31	--	32	--	59	4,754
Fidelity Series International Growth Fund	927,956	34,682	84,128	--	1,661	43,833	924,004
Fidelity Series International Small Cap Fund	201,746	8,395	4,849	--	27	9,746	215,065
Fidelity Series International Value Fund	874,808	50,647	24,171	--	159	41,271	942,714
Fidelity Series Intrinsic Opportunities Fund	738,709	76,749	99,395	30,141	(3,270)	(11,463)	701,330
Fidelity Series Investment Grade Bond Fund	6,375,720	574,306	142,128	48,820	952	92,942	6,901,792
Fidelity Series Large Cap Stock Fund	648,169	54,260	80,557	21,003	(1,949)	1,917	621,840
Fidelity Series Large Cap Value Index Fund	185,763	10,366	23,576	--	430	3,112	176,095
Fidelity Series Long-Term Treasury Bond Index Fund	854,670	43,099	378,050	4,631	46,520	1,765	568,004
Fidelity Series Opportunistic Insights Fund	332,773	14,254	22,497	--	8	(3,186)	321,352
Fidelity Series Overseas Fund	66,584	193,108	--	--	--	9,557	269,249
Fidelity Series Real Estate Income Fund	100,040	6,406	2,362	2,368	(3)	991	105,072
Fidelity Series Short-Term Credit Fund	635,788	46,853	37,371	4,345	168	3,004	648,442
Fidelity Series Small Cap Discovery Fund	89,762	3,766	14,135	--	(1,117)	3,238	81,514
Fidelity Series Small Cap Opportunities Fund	272,188	31,358	33,805	16,604	(2,189)	(13,758)	253,794
Fidelity Series Stock Selector Large Cap Value Fund	500,196	29,065	59,911	--	(1,169)	9,460	477,641
Fidelity Series Value Discovery Fund	357,279	17,941	40,406	--	(320)	5,416	339,910
Total	$20,932,578	$1,918,815	$1,369,754	$185,363	$34,416	$226,334	$21,742,416

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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